Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (1,620,829)	$ (1,037,343)
Long-term debt designated as investment hedge	1,655,000	1,080,000
Net balance sheet exposure	34,171	42,657
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(12,239)	(7,653)
Long-term debt designated as investment hedge	12,497	7,968
Net balance sheet exposure	258	315
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	12,239	7,653
Long-term debt designated as investment hedge	(12,497)	(7,968)
Net balance sheet exposure	$ (258)	$ (315)